ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2021
ASSET RETIREMENT OBLIGATION
Summary of the asset retirement obligation activity

The following table summarizes the asset retirement obligation activity for the years ended December 31, 2021 and 2020:

	2021	2020
Balance as of January 1,	$123,414	$—
Changes in estimates	749,682	—
Accretion expense	107,472	116,283
Foreign currency translation gain (loss)	(2,933)	7,131
Balance as of December 31,	$977,635	$123,414